Janus Investment Fund

Janus Henderson Balanced Fund

Janus Henderson Growth and Income Fund

Supplement dated June 30, 2020

to Currently Effective Prospectuses

In connection with Marc Pinto’s retirement from Janus Henderson and the mutual fund industry in the second quarter of 2021, the prospectuses for Janus Henderson Balanced Fund and Janus Henderson Growth and Income Fund (each a “Fund” and together, the “Funds”) are amended as reflected below.

Effective on or about April 2, 2021, the Funds’ prospectuses are amended as follows:

1.	Under “Management” in the Fund Summary section of Janus Henderson Balanced Fund’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Managers: Jeremiah Buckley, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since December 2015. Michael Keough is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since December 2019. Greg Wilensky, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since February 2020.

2.	Under “Management” in the Fund Summary section of Janus Henderson Growth and Income Fund’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Manager: Jeremiah Buckley, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed or co-managed since July 2014.

3.	Under “Investment Personnel” in the Management of the Funds section of the Funds’ prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Janus Henderson Balanced Fund

Co-Portfolio Managers Jeremiah Buckley, Michael Keough, and Greg Wilensky are responsible for the day-to-day management of the Fund. Messrs. Keough and Wilensky focus on the fixed-income portion of the Fund. Mr. Buckley focuses on the equity portion of the Fund.

4.	Under “Investment Personnel” in the Management of the Funds section of the Funds’ prospectuses, the following information replaces the corresponding information in its entirety:

Janus Henderson Growth and Income Fund

Jeremiah Buckley, CFA, is Executive Vice President and Portfolio Manager of Janus Henderson Growth and Income Fund, which he has managed or co-managed since July 2014. Mr. Buckley is also Portfolio Manager of other Janus Henderson accounts. He joined Janus Capital in 1998 as an analyst. Mr. Buckley holds a Bachelor of Arts degree in Economics from Dartmouth College, where he graduated Phi Beta Kappa. Mr. Buckley holds the Charted Financial Analyst designation.

Effective on or about April 2, 2021, all references to Marc Pinto are deleted from the Funds’ prospectuses.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Balanced Fund

Janus Henderson Growth and Income Fund

Supplement dated June 30, 2020

to Currently Effective Statement of Additional Information

In connection with Marc Pinto’s retirement from Janus Henderson and the mutual fund industry in the second quarter of 2021, effective on or about April 2, 2021, all references to Marc Pinto are deleted from Janus Henderson Balanced Fund’s and Janus Henderson Growth and Income Fund’s Statement of Additional Information.

Please retain this Supplement with your records.